Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands		Jun. 30, 2026		Dec. 31, 2025
Disclosure of financial assets and liabilities [line items]
Non current financial assets		$ 4,723		$ 5,088
Financial assets		184,170		235,949
Fair value		184,170		235,949
Financial liabilities		102,534		114,092
Fair value		102,534		114,660
Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		35,590		61,533
Fair value		0		0
Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0		0
Fair value		0		0
Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		1		234
Fair value		13,263		22,227
Non-current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	4,723		5,088
Fair value	[1]	4,723		5,088
Non-current Financial Assets [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Non-current Financial Assets [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Non-current Financial Assets [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	5,075		14,398
Fair value	[1]	5,075		14,398
Trade Receivables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Trade Receivables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Trade Receivables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	7,525		7,800
Fair value	[1]	7,525		7,800
Subsidies Receivables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Subsidies Receivables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Subsidies Receivables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	131,257		147,130
Fair value	[1]	131,257		147,130
Current Financial Assets [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Current Financial Assets [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Current Financial Assets [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	1		234
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		35,590		61,533
Fair value		35,590		61,533
Cash and Cash Equivalents [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		35,590		61,533
Cash and Cash Equivalents [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0		0
Cash and Cash Equivalents [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0		0
Non-current Derivative Instruments (EIB warrants) [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		12,863		22,059
Fair value		12,863		22,059
Non-current Derivative Instruments (EIB warrants) [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0		0
Non-current Derivative Instruments (EIB warrants) [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0		0
Non-current Derivative Instruments (EIB warrants) [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		12,863		22,059
Other Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		53,323	[1]	51,953
Fair value		53,323	[1]	52,521
Other Non-Current Financial Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0	[1]	0
Other Non-Current Financial Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0	[1]	0
Other Non-Current Financial Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0	[1]	0
Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	7,500		10,460
Fair value	[1]	7,500		10,460
Current Financial Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Current Financial Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Current Financial Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	18,202		17,277
Fair value	[1]	18,202		17,277
Trade Payables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Trade Payables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Trade Payables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	10,647		12,342
Fair value	[1]	10,647		12,342
Other Current Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Other Current Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	0		0
Other Current Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	400		168
Financial Liabilities at Fair Value through Profit or Loss, Category [Member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		13,263		22,227
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Non-current Derivative Instruments (EIB warrants) [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		12,863		22,059
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Other Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		0	[1]	0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	0		0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	0		0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	400		168
Financial Liabilities at Amortised Cost, Category [Member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		89,271		91,865
Financial Liabilities at Amortised Cost, Category [Member] | Non-current Derivative Instruments (EIB warrants) [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		0		0
Financial Liabilities at Amortised Cost, Category [Member] | Other Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		53,323	[1]	51,953
Financial Liabilities at Amortised Cost, Category [Member] | Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	7,500		10,460
Financial Liabilities at Amortised Cost, Category [Member] | Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	18,202		17,277
Financial Liabilities at Amortised Cost, Category [Member] | Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	10,247		12,174
Financial Assets at Fair Value Through Profit or Loss, Category [Member]
Disclosure of financial assets and liabilities [line items]
Financial assets		35,591		61,767
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Non-current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]			0
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	0		0
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	0		0
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	1		234
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		35,590		61,533
Financial Assets at Amortised Cost, Category [Member]
Disclosure of financial assets and liabilities [line items]
Financial assets		148,579		174,183
Financial Assets at Amortised Cost, Category [Member] | Non-current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	4,723		5,088
Financial Assets at Amortised Cost, Category [Member] | Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	5,075		14,398
Financial Assets at Amortised Cost, Category [Member] | Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	7,525		7,800
Financial Assets at Amortised Cost, Category [Member] | Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	131,256		146,897
Financial Assets at Amortised Cost, Category [Member] | Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		$ 0		$ 0

[1]	As of June 30, 2026 and December 31, 2025, the carrying amount of these assets and liabilities on the statement of consolidated financial position was a reasonable approximation of their fair value.